Deferred taxation	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred taxation	15 Deferred taxation Recognition and measurement
The Group’s accounting policy in relation to deferred taxation is outlined within note 10.
The movement in deferred tax (liabilities)/assets during the year is as follows.

	2024 US$m	2023 US$m
At 1 January	1,040	(368)
Adjustment on currency translation	(10)	19
Credited/(charged) to the income statement	393	1,260
(Charged)/credited to statement of comprehensive income(a)	(32)	153
Other movements(b)	(10)	(24)
At 31 December	1,381	1,040

Comprising:
– deferred tax assets(c)(d)	4,016	3,624
– deferred tax liabilities(e)	(2,635)	(2,584)
(a)The amounts credited/(charged) directly to the statement of comprehensive income include provisions for tax on cash flow hedges and on remeasurement gains/(losses) on pension schemes and on post-retirement healthcare plans.
(b)“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(c)Recognised deferred tax assets of US$1,293 million (2023: US$1,182 million) are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. Of those recognised assets, US$66 million (2023: US$nil) would expire within one year if not used, US$93 million (2023: US$140 million) would expire within one to
5 years, and US$1,134 million (2023: US$1,042 million) would expire in more than 5 years.
(d)Recognised and unrecognised deferred tax assets are shown in the table on page 195 and totalled US$9,994 million at 31 December 2024 (2023: US$10,040 million). Of this total,
US$4,016 million has been recognised as deferred tax assets (2023: US$3,624 million), leaving US$5,978 million (2023: US$6,416 million) unrecognised, as recovery is not considered probable.
(e)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,152 million (2023: US$2,249 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$99 million (2023: US$110 million) would be payable.
Analysis of deferred tax
Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as required by IAS 12. The closing deferred tax assets and liabilities, prior to this offsetting of balances, are shown below.

	2024 US$m	2023 US$m
Deferred tax assets arising from:
Tax losses(a)	1,461	1,474
Provisions and other liabilities	4,710	3,835
Capital allowances	1,024	961
Post-retirement benefits	187	210
Unrealised exchange losses	157	194
Other temporary differences(b)	911	1,433
Total	8,450	8,107
Deferred tax liabilities arising from:
Capital allowances	(5,378)	(5,407)
Unremitted earnings(c)	(391)	(394)
Capitalised and accrued interest	(766)	(304)
Post-retirement benefits	(50)	(72)
Unrealised exchange gains	(13)	(15)
Other temporary differences	(471)	(875)
Total	(7,069)	(7,067)

Credited/(charged) to the income statement
Unrealised exchange losses	(11)	(2)
Tax losses	98	531
Provisions and other liabilities	785	133
Capital allowances	(323)	628
Tax on unremitted earnings	–	5
Post-retirement benefits	28	(48)
Other temporary differences	(184)	13
Total	393	1,260
(a)Recognised deferred tax assets of US$1,293 million (2023: US$1,182 million) are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. Of those recognised assets, US$66 million (2023: US$nil) would expire within one year if not used, US$93 million (2023: US$140 million) would expire within one to
5 years, and US$1,134 million (2023: US$1,042 million) would expire in more than 5 years.
(b)Other temporary differences include research and development, investment and other tax credits and allowances of US$540 million (2023: US$583 million).
(c)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,152 million (2023: US$2,249 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$99 million (2023: US$110 million) would be payable.

Other relevant judgements - recoverability of deferred tax assets
In considering the recoverability of deferred tax assets, judgement is required regarding the extent to which certain risk factors are likely to affect the recovery of these assets. These risk factors include the risk of expiry of losses prior to utilisation, the impact of other legislation or tax regimes, such as minimum taxes, and consideration of factors that lead to the generation of losses or other deferred tax assets. IAS 12 requires us to consider whether taxable profits will be available against which deferred tax assets may be utilised.
The Mongolian Tax Authority has issued a number of tax assessments covering the fiscal years 2013 to 2020, the most recent of which was received in December 2023, which are inconsistent with the Oyu Tolgoi Investment Agreement and Mongolian legislation. The matters under dispute have been referred to international arbitration. Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the amount and/or recovery of recognised deferred tax items, including tax losses. The arbitration process on matters of this complexity can typically take over 12 months to conclude.

Analysis of deferred tax assets
The recognised amounts in the table below do not include deferred tax assets that have been netted off against deferred tax liabilities.

	Recognised		Unrecognised
At 31 December	2024 US$m	2023 US$m	2024 US$m	2023 US$m
France	–	–	1,233	1,320
Canada	331	383	511	501
US(a)	262	204	926	977
Australia	1,132	991	563	842
Mongolia(b)	1,780	1,530	68	235
Other countries	511	516	2,677	2,541
Total(c)(d)	4,016	3,624	5,978	6,416
(a)Although our US Group companies expect to generate sufficient taxable profits to utilise existing Federal deferred tax assets, the application of the new Corporate Alternative Minimum Tax
(CAMT) rules has resulted in a position where the future tax benefit derived from utilisation of Federal deferred tax assets is limited and consequently these deferred tax assets are included as “unrecognised” in this table.
(b)Deferred tax assets in Mongolia include US$419 million (2023: US$310 million) from tax losses that expire if not recovered against taxable profits within 8 years. In addition, amounts have been recognised as deferred tax assets relating to anticipated future deductions. Tax losses and other deferred tax assets have been calculated in accordance with the Oyu Tolgoi
Investment Agreement and Mongolian legislation. The interpretation of the Investment Agreement by the Mongolian Tax Authority is under dispute and has been referred to international arbitration. Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the amount and/or period of recovery of deferred tax assets.
(c)US$2,561 million (2023: US$2,455 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$249 million of the unrecognised assets (2023: US$543 million).
(d)In addition to the unrecognised deferred tax assets in this table, the Group has accumulated UK foreign tax credits of US$1.4 billion (2023: US$1.3 billion). The credits are not refundable but would be available, if needed, to shelter any UK tax in respect of profits arising in the Escondida business.